Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

QTS Depositor 2026, LLC (the “Depositor”)
QualityTech, LP
Bank of America, N.A.
BofA Securities, Inc.
Barclays Capital Inc.
Barclays Capital Real Estate Inc.
BMO Capital Markets Corp.
Bank of Montreal
Citigroup Global Markets Inc.
Citi Real Estate Funding Inc.
Goldman Sachs Mortgage Company
Goldman Sachs & Co. LLC
Goldman Sachs Bank USA
Morgan Stanley Bank, N.A.
Morgan Stanley Mortgage Capital Holdings LLC
Morgan Stanley & Co. LLC
Royal Bank of Canada
RBC Capital Markets, LLC
Scotia Bank Capital (USA) Inc.
The Bank of Nova Scotia
Wells Fargo Bank, National Association
Wells Fargo Securities, LLC
(collectively, the “Specified Parties”)

Re:	BX Commercial Mortgage Trust 2026-VLT9 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2026-VLT9 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 4 February 2026.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:
a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,

d.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 February 2026

Attachment A Page 1 of 8
Background

For the purpose of the procedures described in this report, the Depositor indicated that:
a.	The assets of the Issuing Entity will consist primarily of a floating rate commercial Mortgage Loan (as defined herein),
b.
The Mortgage Loan will be divided into multiple components (collectively, the “Offered Components”) and a non-offered component (the “Non-Offered Component,” together with the Offered Components, the “Mortgage Loan”) and

c.	The Mortgage Loan will be secured primarily by a portfolio of commercial properties (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.
An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 24 February 2026 (the “Reference Date”) and

b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.  If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A).  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.
As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 8
3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.
An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and

b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:
a.	Final Data File and
b.	Updated Data File,
we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.
Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date,
as shown on the Final Data File, we recalculated the “Original Term (Excluding Extensions)” of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Fully Extended Maturity Date,
as shown on the Final Data File, we recalculated the “Original Term (Including Extension Options)” of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning and
b.	Original Term (Excluding Extensions),
as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8
8.	Using the:
a.	Seasoning and
b.	Original Term (Including Extension Options),
as shown on the Final Data File, we recalculated the “Remaining Term (Including Extensions)” of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.
The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension period options.  Based on this information, the Depositor instructed us to:

a.	Use the “Original Term (Excluding Extensions),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term (Excluding Extensions)“),
c.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term”),
d.	Use “0” for the fully extended remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Including Extensions)”),
e.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Initial Maturity Balance”) and
f.	Use the “Offered Principal Balance Certificates Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Offered Components as of the Reference Date (the “Offered Principal Balance Certificates Cut-off Balance”) and
ii.	Principal balance of the Offered Components as of the “Initial Maturity Date” of the Mortgage Loan (the “Offered Principal Balance Certificates Initial Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Offered Principal Balance Certificates Margin,
b.	SOFR Floor and
c.	SOFR Cap (balance of Offered Principal Balance Certificates only), as shown on the Final Data File, and a SOFR assumption of 3.75000% provided by the Depositor, we recalculated the:
i.	Offered Principal Balance Certificates Interest Rate and
ii.	Offered Principal Balance Certificates Interest Rate (At SOFR Cap)
of the Offered Components.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8
11.	Using the:
a.	Offered Principal Balance Certificates Margin,
b.	Offered Principal Balance Certificates Interest Rate,
c.	Offered Principal Balance Certificates Interest Rate (At SOFR Cap),
d.	Mortgage Loan Original Balance and
e.	Offered Principal Balance Certificates Original Balance,
as shown on the Final Data File, and a margin and SOFR cap assumption of 0.00000% for the Non-Offered Component provided by the Depositor, we recalculated the:
i.	Mortgage Loan Margin,
ii.	Mortgage Loan Interest Rate and
iii.	Mortgage Loan Interest Rate (At SOFR Cap)
of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to truncate each of the recalculated characteristics listed in i. through iii. above to 12 decimal places.

12.	Using the:
a.	Mortgage Loan Original Balance,
b.	Offered Principal Balance Certificates Original Balance,
c.	Mortgage Loan Interest Rate,
d.	Offered Principal Balance Certificates Interest Rate,
e.	Mortgage Loan Interest Rate (At SOFR Cap),
f.	Offered Principal Balance Certificates Interest Rate (At SOFR Cap) and
g.	Accrual Basis,
as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:
i.	Monthly Mortgage Loan Debt Service,
ii.	Annual Mortgage Loan Debt Service,
iii.	Monthly Offered Principal Balance Certificates Debt Service,
iv.	Annual Offered Principal Balance Certificates Debt Service,
v.	Monthly Mortgage Loan Debt Service (At SOFR Cap),
vi.	Annual Mortgage Loan Debt Service (At SOFR Cap),
vii.	Monthly Offered Principal Balance Certificates Debt Service (At SOFR Cap) and
viii.	Annual Offered Principal Balance Certificates Debt Service (At SOFR Cap)
of the Mortgage Loan and Offered Components, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:
a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as twelve (12) times the “Monthly Mortgage Loan Debt Service,” as shown on the Final Data File.

Attachment A Page 5 of 8
12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Offered Principal Balance Certificates Debt Service” of the Offered Components as 1/12th of the product, rounded to two decimal places, of:
a.	The “Offered Principal Balance Certificates Original Balance,” as shown on the Final Data File,
b.	The “Offered Principal Balance Certificates Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Offered Principal Balance Certificates Debt Service” of the Offered Components as twelve (12) times the “Monthly Offered Principal Balance Certificates Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service (At SOFR Cap)” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:
a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At SOFR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service (At SOFR Cap)” of the Mortgage Loan as twelve (12) times the “Monthly Mortgage Loan Debt Service (At SOFR Cap),” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Offered Principal Balance Certificates Debt Service (At SOFR Cap)” of the Offered Components as 1/12th of the product, rounded to two decimal places, of:
a.	The “Offered Principal Balance Certificates Original Balance,” as shown on the Final Data File,
b.	The “Offered Principal Balance Certificates Interest Rate (At SOFR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Offered Principal Balance Certificates Debt Service (At SOFR Cap)” of the Offered Components as twelve (12) times the “Monthly Offered Principal Balance Certificates Debt Service (At SOFR Cap),” as shown on the Final Data File.

Attachment A Page 6 of 8
13.	Using the:
a.	Annual Mortgage Loan Debt Service,
b.	Annual Offered Principal Balance Certificates Debt Service,
c.	Annual Mortgage Loan Debt Service (At SOFR Cap),
d.	Annual Offered Principal Balance Certificates Debt Service (At SOFR Cap),
e.	Underwritten NOI and
f.	Underwritten Net Cash Flow,
as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:
i.	Mortgage Loan NOI DSCR,
ii.	Mortgage Loan NCF DSCR,
iii.	Offered Principal Balance Certificates NOI DSCR,
iv.	Offered Principal Balance Certificates NCF DSCR,
v.	Mortgage Loan NOI DSCR At SOFR Cap,
vi.	Mortgage Loan NCF DSCR At SOFR Cap,
vii.	Offered Principal Balance Certificates NOI DSCR At SOFR Cap and
viii.	Offered Principal Balance Certificates NCF DSCR At SOFR Cap
of the Mortgage Loan and Offered Components, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round each of the recalculated characteristics listed in i. through viii. above to two decimal places.

14.	Using the:
a.	Mortgage Loan Cut-off Balance,
b.	Offered Principal Balance Certificates Cut-off Balance,
c.	Underwritten NOI and
d.	Underwritten Net Cash Flow,
as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:
i.	Mortgage Loan NOI DY,
ii.	Mortgage Loan NCF DY,
iii.	Offered Principal Balance Certificates NOI DY and
iv.	Offered Principal Balance Certificates NCF DY
of the Mortgage Loan and Offered Components, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round each of the recalculated characteristics listed in i. through iv. above to the nearest 1/10th of one percent.

Attachment A Page 7 of 8
15.	Using the:
a.	As-Is Appraised Value ($) and
b.	Adjustments to Appraised Value Due To Escrows & Cash Spent,
as shown on the Final Data File, we recalculated the “Adjusted As-Is Appraised Value ($) (For LTV Purposes)” of the Mortgage Loan and each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Mortgage Loan Cut-off Balance,
b.	Mortgage Loan Initial Maturity Balance,
c.	Offered Principal Balance Certificates Cut-off Balance,
d.	Offered Principal Balance Certificates Initial Maturity Balance and
e.	Adjusted As-Is Appraised Value ($) (For LTV Purposes),
as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:
i.	Current Mortgage Loan LTV,
ii.	Maturity Mortgage Loan LTV,
iii.	Current Offered Principal Balance Certificates LTV and
iv.	Maturity Offered Principal Balance Certificates LTV
of the Mortgage Loan and Offered Components, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round each of the recalculated characteristics listed in i. through iv. above to the nearest 1/10th of one percent.

17.	Using the:
a.	Mortgage Loan Cut-off Balance,
b.	Offered Principal Balance Certificates Cut-off Balance,
c.	Adjusted As-Is Appraised Value ($) (For LTV Purposes) and
d.	Total Capacity (MW),
as shown on the Final Data File, we recalculated the:
i.	Mortgage Loan Per Total Capacity (MW),
ii.	Offered Principal Balance Certificates Loan Per Total Capacity (MW) and
iii.	Appraised Value ($) per Total Capacity (MW)
of the Mortgage Loan, Offered Components and each Property, as applicable.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 8
18.	Using the:
a.	Master/Primary Servicing Fee Rate,
b.	Trustee & Paying Agent Fee,
c.	CREFC Royalty Fee and
d.	OTA Fee,
as shown on the Final Data File, we recalculated the “Admin. Fee” of the Offered Components.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Admin. Fee and
b.	Offered Principal Balance Certificates Margin,
as shown on the Final Data File, we recalculated the “Net Margin” of the Offered Components.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.
Using the “Mortgage Loan Cut-off Balance,” as shown on the Final Data File, we recalculated the “% of Loan” of the Mortgage Loan and each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	Total Capacity (MW) and
b.	Leased Capacity (MW),
as shown on the Final Data File, we recalculated the “Leased % (MW)” of the Mortgage Loan and each Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2
Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	4 February 2026

Guaranty Agreements (see Note 1)	Various

Cash Management Agreement (see Note 1)	3 February 2026

Deposit Account Control Agreements (see Note 1)	3 February 2026

Environmental Indemnity Agreement (see Note 1)	2 February 2026

Administrative Fee Schedule (see Note 2)	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	23 January 2026

Engineering Reports	15 December 2025

Environmental Phase I Reports	Various

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	31 December 2025

Management Agreements and Amendments (see Note 1)	Various

Management Agreements (see Note 1)	3 February 2026

Pro-forma Title Policies	Not Dated

Insurance Review Report	27 January 2026

Exhibit 1 to Attachment A Page 2 of 2
Property Source Documents (continued)

Source Document Title	Source Document Date

Historical Occupancy Support	Not Dated

Historical Leasing Information	Not Dated

Capex Summary	Not Dated

Market Rent Information	Not Dated

Note:

1.
The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt.  For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

2.	For the purpose of the procedures described in this report, the Depositor instructed us to assume the administrative fee schedule Source Document is only applicable to the Offered Components.

Exhibit 2 to Attachment A Page 1 of 6
Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report
City	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Unit Description	Underwritten Rent Roll
Total Capacity (MW)	Underwritten Rent Roll
Commenced Capacity (MW)	Underwritten Rent Roll
BBnB Capacity (MW)	Underwritten Rent Roll
Leased Capacity (MW)	Underwritten Rent Roll
% Leased Date	Underwritten Rent Roll
Ownership Interest	Pro-forma Title Policy
Market	Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value ($)	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date	Engineering Report

Exhibit 2 to Attachment A Page 2 of 6
Major Tenant Information:

Characteristic	Source Document(s)

Largest Customer by UW Total Monthly Recurring Revenue	Underwritten Rent Roll
Largest Customer UW Total Monthly Recurring Revenue	Underwritten Rent Roll
Largest Customer Expiration	Underwritten Rent Roll
Second Customer by UW Total Monthly Recurring Revenue	Underwritten Rent Roll
Second Customer UW Total Monthly Recurring Revenue	Underwritten Rent Roll
Second Customer Expiration	Underwritten Rent Roll
Third Customer by UW Total Monthly Recurring Revenue	Underwritten Rent Roll
Third Customer UW Total Monthly Recurring Revenue	Underwritten Rent Roll
Third Customer Expiration	Underwritten Rent Roll
Fourth Customer by UW Total Monthly Recurring Revenue	Underwritten Rent Roll
Fourth Customer UW Total Monthly Recurring Revenue	Underwritten Rent Roll
Fourth Customer Expiration	Underwritten Rent Roll
Fifth Customer by UW Total Monthly Recurring Revenue	Underwritten Rent Roll
Fifth Customer UW Total Monthly Recurring Revenue	Underwritten Rent Roll
Fifth Customer Expiration	Underwritten Rent Roll

Underwriting Information:

Characteristic	Source Document(s)

2021 Revenues	Underwriter’s Summary Report
2021 Total Expenses	Underwriter’s Summary Report
2021 NOI	Underwriter’s Summary Report
2021 NCF	Underwriter’s Summary Report
2022 Revenues	Underwriter’s Summary Report
2022 Total Expenses	Underwriter’s Summary Report
2022 NOI	Underwriter’s Summary Report
2022 NCF	Underwriter’s Summary Report
2023 Revenues	Underwriter’s Summary Report
2023 Total Expenses	Underwriter’s Summary Report
2023 NOI	Underwriter’s Summary Report
2023 NCF	Underwriter’s Summary Report
2024 Revenues	Underwriter’s Summary Report
2024 Total Expenses	Underwriter’s Summary Report
2024 NOI	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6
Underwriting Information: (continued)

Characteristic	Source Document(s)

2024 NCF	Underwriter’s Summary Report
Most Recent Revenues	Underwriter’s Summary Report
Most Recent Total Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
As of	Underwriter’s Summary Report
Underwritten Revenues	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Capital Items	Underwriter’s Summary Report
Underwritten Net Cash Flow	Underwriter’s Summary Report
Underwritten Economic Occupancy	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Mortgage Loan Agreement
Upfront Capex Reserve	Mortgage Loan Agreement
Initial TI/LC Amount	Mortgage Loan Agreement
Monthly TI/LC Reserve	Mortgage Loan Agreement
TI/LC Reserve Cap	Mortgage Loan Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement
Other Escrow Initial Amount	Mortgage Loan Agreement
Other Escrow Monthly Amount	Mortgage Loan Agreement
Other Escrow Monthly Cap	Mortgage Loan Agreement
Terms/Description of Springing Other Escrow (If applicable)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6
Mortgage Loan Information:

Characteristic	Source Document(s)

Note Date	Mortgage Loan Agreement
Borrower Name	Mortgage Loan Agreement
Mortgage Loan Original Balance	Mortgage Loan Agreement
Amortization Type (During Initial Term and Extended Term)	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Extension Options (Yes/No)	Mortgage Loan Agreement
Extension Options Description	Mortgage Loan Agreement
Extension Test Description	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Extension Test Description	Mortgage Loan Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement
Extension Spread Increase Description	Mortgage Loan Agreement
Exit Fees	Mortgage Loan Agreement
Payment Day of Month	Mortgage Loan Agreement
Payment Date (Business Day Convention)	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Event of Late Fee	Mortgage Loan Agreement
Interest accrual period start	Mortgage Loan Agreement
Interest accrual period end	Mortgage Loan Agreement
Interest rate adjustment frequency	Mortgage Loan Agreement
SOFR rounding methodology	Mortgage Loan Agreement
SOFR Lookback Days	Mortgage Loan Agreement
SOFR Floor	Mortgage Loan Agreement
SOFR Cap (balance of Offered Principal Balance Certificates only)	Mortgage Loan Agreement
SOFR Cap after Extension	Mortgage Loan Agreement
Prepayment String	Mortgage Loan Agreement
Lockout Payments	Mortgage Loan Agreement
SM Payments	Mortgage Loan Agreement
Open Payments	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6
Mortgage Loan Information (continued):

Characteristic	Source Document(s)

Substitution Provision Description	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
Lockbox Type	Mortgage Loan Agreement
Cash Management Type	Mortgage Loan Agreement
Principal / Loan Sponsor	Guaranty Agreements
Master/Primary Servicing Fee Rate	Administrative Fee Schedule
Trustee & Paying Agent Fee	Administrative Fee Schedule
CREFC Royalty Fee	Administrative Fee Schedule
OTA Fee	Administrative Fee Schedule

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State
characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.
For the purpose of comparing the “As-Is Appraised Value ($)” and “Date of Appraisal (Valuation Date)” characteristics for each Property, the Depositor instructed us to use the appraised value and date, respectively, as shown in the applicable Source Document(s), associated with the related “Appraisal Type,” as shown on the Preliminary Data File.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.
For the purpose of comparing the “Balloon Grace Period Event of Late Fee” characteristic, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document(s), as the applicable Source Document(s) did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

5.
For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to ignore any permitted partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 6 of 6
6.
For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

7.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.
Prior to the occurrence of an event of default or one or more specified trigger events described in the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and

b.
Upon the occurrence of an event of default or one or more specified trigger events described in the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

8.
For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest total in-place monthly recurring revenue and the same lease expiration date, as shown in the applicable Source Document(s).

9.
For the purpose of comparing the “Year Built” characteristic for the Property identified on the Preliminary Data File as “CHI1DC1,” the Depositor instructed us to use the year the Property was converted to a data center, as shown in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A
Provided Characteristics

Characteristic

Offered Principal Balance Certificates Original Balance
Offered Principal Balance Certificates Margin
Appraisal Type
Adjustments to Appraised Value Due To Escrows & Cash Spent
Seismic Report Date
Seismic PML%
Phase II Date
Property No.
Loan Purpose
Loan/Property Name
Loan or Property
Loan Count
# of Props
Property ID

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.